Offerings - Offering: 1	Sep. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, DKK 1 nominal value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	150
Maximum Aggregate Offering Price	$ 345,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 50,922
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant initially deferred payment of all of the registration fees for the Registration Statement on Form
F-3ASR
(Registration
No. 333-282196),
filed on September 18, 2024.

(2)
The ordinary shares registered hereby are represented by American Depositary Shares (“ADSs”), each of which represents one ordinary share. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(Registration
No. 333-201695).

(3)
Equals the aggregate number of ordinary shares represented by ADSs to be registered hereunder and includes 300,000 ordinary shares that may be offered and sold pursuant to the exercise in full of the underwriters’ option to purchase additional ordinary shares.